Cash And Cash Equivalents (Schedule Of Cash And Cash Equivalents) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash, Cash Equivalents Details [Line Items]
Cash	¥ 672,018	¥ 875,463
Commercial Paper	210,972	199,977
Time deposits, certificates of deposit and other	137,153	359,718
Total	¥ 1,020,143	¥ 1,435,158	¥ 911,062	¥ 1,052,777